Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.6%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust:
Series 2023-3PL, Class A, 6.60%, 8/19/30(1)	$17	$ 17,367
Series 2023-4CP, Class A, 6.81%, 11/25/30(1)	326	326,331
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(1)	1,048	1,055,259
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,197	1,074,589
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,917,777
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,061,322
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	320	305,142
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,358,643
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	280,707
Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,093	1,074,025
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,525	2,523,321
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	910	832,896
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,085,632
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	933	905,258
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,336	1,062,397
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	988,261
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	289	280,233
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	375	374,951
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,270	1,266,123
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	254	219,083
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,188	2,832,441
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	945	945,147
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,001	1,003,928
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,332	1,184,993
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	719	670,770
Security	Principal Amount (000's omitted)	Value
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	$163	$ 156,827
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,467,865
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,422,175
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,725	1,735,769
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	290	282,609
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	177	173,124
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	6,165	6,147,496
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	996	904,721
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,100	2,125,770
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,960	2,868,317
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	529	473,681
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	617	529,002
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,589	3,408,244
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	195	194,852
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,764	1,672,874
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	728	675,536
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	224	195,886
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,287	1,227,096
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,967	1,936,202
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,292	1,743,839
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	303	305,948
Towd Point Asset Trust, Series 2018-SL1, Class A, 6.044%, (1 mo. SOFR + 0.714%), 1/25/46(1)(3)	46	46,290
Vantage Data Centers Issuer LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,064	1,054,080
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	793,444
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,957,657

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$826	$ 699,889
Series 2020-A, Class C, 6.657%, 3/15/45(1)	174	160,210
Total Asset-Backed Securities (identified cost $66,712,941)		$ 64,005,999

Collateralized Mortgage Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$830	$ 826,725
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,538	1,399,238
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,427	1,448,564
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	146	149,260
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(3)	104	104,175
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	738	741,997
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	46	46,684
Series 2013-6, Class HD, 1.50%, 12/25/42	48	41,675
Series 2014-70, Class KP, 3.50%, 3/25/44	266	250,827
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.035%, (30-day SOFR Average + 2.714%), 5/25/24(3)	129	130,073
Series 2014-C03, Class 2M2, 8.335%, (30-day SOFR Average + 3.014%), 7/25/24(3)	187	188,492
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	2,637	2,752,072
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	648,005
Series 2023-84, Class MW, 6.00%, 6/20/53	653	664,604
Total Collateralized Mortgage Obligations (identified cost $9,242,727)		$ 9,392,391

Commercial Mortgage-Backed Securities — 9.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,179,893
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	$1,635	$ 343,995
BPR Trust:
Series 2022-OANA, Class A, 7.223%, (1 mo. SOFR + 1.898%), 4/15/37(1)(3)	3,150	3,176,749
Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,290,094
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	3,103	3,071,125
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,461	1,441,004
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	1,074	1,059,490
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.367%, 12/10/54(1)(2)	2,000	1,530,831
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.409%, 12/10/47(2)	2,500	2,350,021
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	455	455,449
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,503	2,503,332
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	486	459,667
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	2,404	2,300,294
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,951,995
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,256	1,245,253
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,189,870
Great Wolf Trust, Series 2024-WOLF, Class A, 6.842%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	2,369	2,378,185
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	4,033	4,021,080
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.561%, 9/15/47(1)(2)	625	373,677
Series 2014-C23, Class D, 3.98%, 9/15/47(1)(2)	2,000	1,794,769
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(2)	1,425	821,059
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(2)	346	317,992
Series 2021-MHC, Class C, 6.741%, (1 mo. SOFR + 1.414%), 4/15/38(1)(3)	2,425	2,418,024
Med Trust, Series 2021-MDLN, Class D, 7.44%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	1,582	1,581,244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.717%, 5/15/49(2)(5)	993	918,364

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	$1,911	$ 1,898,013
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(3)	5,000	2,093,387
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	1,069	1,077,017
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,010,261
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	1,793	1,882,772
VMC Finance LLC:
Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	891	881,568
Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	2,000	1,907,639
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	409,629
Total Commercial Mortgage-Backed Securities (identified cost $62,759,388)		$ 55,333,742

Corporate Bonds — 33.4%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
BAE Systems PLC, 5.30%, 3/26/34(1)	$794	$ 798,281
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	2,286	2,236,598
		$ 3,034,879
Auto Manufacturers — 1.5%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 888,341
5.80%, 1/7/29	1,050	1,068,942
Hyundai Capital America, 5.40%, 1/8/31(1)	1,323	1,329,244
Tapestry, Inc.:
7.00%, 11/27/26	808	832,825
7.35%, 11/27/28	1,636	1,724,829
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,885	2,869,055
		$ 8,713,236
Banks — 13.9%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$1,300	$ 1,322,814
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	$1,200	$ 1,095,019
4.175% to 3/24/27, 3/24/28(6)	200	192,848
5.294%, 8/18/27	400	399,229
6.35%, 3/14/34	1,600	1,602,297
6.938%, 11/7/33	600	663,149
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	482	473,404
5.468% to 1/23/34, 1/23/35(6)	8,006	8,061,218
5.933% to 9/15/26, 9/15/27(6)	2,305	2,336,434
Bank of Montreal, 5.266%, 12/11/26	2,930	2,943,922
Barclays PLC:
5.088% to 6/20/29, 6/20/30(6)	2,150	2,072,353
5.69% to 3/12/29, 3/12/30(6)	1,150	1,156,369
6.496% to 9/13/26, 9/13/27(6)	1,329	1,356,112
BBVA Bancomer SA:
1.875%, 9/18/25(1)	1,165	1,106,775
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	929,990
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(6)	1,485	1,485,767
7.75% to 8/16/29(1)(6)(7)	787	807,606
9.25% to 11/17/27(1)(6)(7)	634	681,880
BPCE SA:
3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,215,216
6.714% to 10/19/28, 10/19/29(1)(6)	2,359	2,469,189
Brookfield Finance, Inc., 5.968%, 3/4/54	1,155	1,195,643
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(6)	1,265	1,353,019
Citigroup, Inc.:
3.98% to 3/20/29, 3/20/30(6)	1,516	1,428,903
Series W, 4.00% to 12/10/25(6)(7)	1,090	1,047,758
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	1,385	1,388,394
Discover Bank, 5.974% to 8/9/28(6)	293	291,745
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(6)	518	532,427
7.39% to 11/3/27, 11/3/28(6)	1,845	1,963,717
ING Groep NV, 5.335% to 3/19/29, 3/19/30(6)	3,560	3,552,579
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	477,867
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,514,183
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(6)	3,389	3,403,530
6.254% to 10/23/33, 10/23/34(6)	2,847	3,043,011
KeyBank NA, 5.85%, 11/15/27	2,664	2,643,346
PNC Financial Services Group, Inc.:
6.615% to 10/20/26, 10/20/27(6)	1,039	1,069,990

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
PNC Financial Services Group, Inc.: (continued)
6.875% to 10/20/33, 10/20/34(6)	$1,685	$ 1,846,086
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(6)	1,838	1,831,191
6.066% to 1/19/34, 1/19/35(1)(6)	2,434	2,450,215
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,953,104
Synchrony Bank, 5.40%, 8/22/25	800	792,930
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	808,358
5.625%, 2/15/28	1,000	971,667
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	565,569
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	1,975	2,076,422
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(6)	2,116	2,114,124
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(6)	1,542	1,549,211
5.678% to 1/23/34, 1/23/35(6)	3,994	4,034,545
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,324,217
6.442% to 8/11/27, 8/11/28(1)(6)	1,046	1,077,320
9.016% to 11/15/32, 11/15/33(1)(6)	250	303,572
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	785	747,980
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,682	1,682,709
		$ 83,406,923
Chemicals — 0.5%
Celanese U.S. Holdings LLC:
6.35%, 11/15/28	$915	$ 948,530
6.55%, 11/15/30	1,090	1,147,350
6.70%, 11/15/33	625	666,803
		$ 2,762,683
Commercial Services — 0.4%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,194,844
Ford Foundation, 2.415%, 6/1/50	650	413,012
		$ 2,607,856
Computers — 0.4%
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$1,447	$ 1,282,183
3.15%, 10/15/31	385	324,149
6.35%, 2/20/34	745	765,106
		$ 2,371,438
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$799	$ 713,764
Ally Financial, Inc.:
2.20%, 11/2/28	2,340	2,007,217
6.848% to 1/3/29, 1/3/30(6)	395	406,850
Aviation Capital Group LLC, 6.25%, 4/15/28(1)	2,280	2,328,774
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(6)	1,425	1,487,486
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,150,353
4.10%, 6/15/51	1,273	796,202
Ford Motor Credit Co. LLC:
7.122%, 11/7/33	1,527	1,644,074
7.20%, 6/10/30	1,237	1,313,753
7.35%, 3/6/30	2,713	2,894,238
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	120	110,398
6.75%, 11/17/28	1,180	1,236,410
Radian Group, Inc., 6.20%, 5/15/29	1,361	1,382,137
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,511,443
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,287,482
Synchrony Financial, 4.50%, 7/23/25	2,000	1,960,497
TPG Operating Group II LP, 5.875%, 3/5/34	1,800	1,826,410
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	574,342
		$ 24,631,830
Electric Utilities — 0.8%
MidAmerican Energy Co., 5.35%, 1/15/34	$861	$ 886,699
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	3,605	3,598,409
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	38	36,860
		$ 4,521,968
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	$1,688	$ 1,402,129
		$ 1,402,129
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 879,359
3.00%, 10/15/30(1)	210	174,214
		$ 1,053,573
Health Care — 0.8%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,376,874

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Centene Corp.: (continued)
4.25%, 12/15/27	$798	$ 761,475
UnitedHealth Group, Inc., 5.375%, 4/15/54	1,577	1,605,084
		$ 4,743,433
Insurance — 1.7%
Corebridge Global Funding, 5.20%, 1/12/29(1)	$2,415	$ 2,419,358
GA Global Funding Trust, 2.25%, 1/6/27(1)	908	831,444
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,437	2,020,052
6.75%, 3/15/54(1)	2,225	2,284,513
7.95%, 6/15/33(1)	340	377,730
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,326,975
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,051,845
		$ 10,311,917
Machinery — 0.2%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$1,043	$ 1,056,884
		$ 1,056,884
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	$2,595	$ 1,922,552
5.125%, 7/1/49	1,205	934,697
Comcast Corp., 2.887%, 11/1/51	1,850	1,201,866
		$ 4,059,115
Oil and Gas — 0.1%
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$1,003	$ 905,811
		$ 905,811
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,602,930
		$ 2,602,930
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(8)	$1,380	$ 1,399,815
		$ 1,399,815
Pharmaceuticals — 1.2%
AbbVie, Inc.:
5.35%, 3/15/44	$194	$ 197,943
Security	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
AbbVie, Inc.: (continued)
5.50%, 3/15/64	$1,526	$ 1,570,641
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	1,089	1,120,877
5.65%, 2/22/64	1,633	1,681,494
CVS Health Corp.:
5.05%, 3/25/48	853	775,190
5.25%, 1/30/31	1,850	1,864,875
		$ 7,211,020
Pipelines — 0.6%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,212,088
Williams Cos., Inc., 5.30%, 8/15/28	1,364	1,376,321
		$ 3,588,409
Real Estate Investment Trusts (REITs) — 2.1%
American Assets Trust LP, 3.375%, 2/1/31	$1,170	$ 954,875
COPT Defense Properties LP, 2.90%, 12/1/33	1,887	1,480,809
EPR Properties:
3.60%, 11/15/31	390	326,223
3.75%, 8/15/29	1,049	927,443
4.50%, 6/1/27	1,381	1,314,930
4.95%, 4/15/28	367	349,591
Extra Space Storage LP:
2.40%, 10/15/31	1,473	1,212,759
2.55%, 6/1/31	1,011	841,669
5.90%, 1/15/31	1,500	1,552,795
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	1,436	1,354,012
3.75%, 9/15/30(1)	597	502,028
VICI Properties LP, 5.75%, 4/1/34	1,965	1,948,210
		$ 12,765,344
Semiconductors — 0.4%
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	$1,795	$ 1,799,698
Marvell Technology, Inc., 5.75%, 2/15/29	703	720,090
		$ 2,519,788
Software — 1.1%
Concentrix Corp., 6.60%, 8/2/28	$4,949	$ 5,008,489
Fiserv, Inc., 5.35%, 3/15/31	1,355	1,371,795
		$ 6,380,284

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 667,633
		$ 667,633
Telecommunications — 0.8%
AT&T, Inc.:
3.55%, 9/15/55	$405	$ 283,416
3.65%, 6/1/51	2,887	2,121,362
Rogers Communications, Inc., 3.80%, 3/15/32	1,998	1,796,668
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	661	506,227
SES SA, 5.30%, 4/4/43(1)	393	292,479
		$ 5,000,152
Transportation — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,196,484
		$ 1,196,484
Utilities — 0.3%
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,640,377
		$ 1,640,377
Total Corporate Bonds (identified cost $204,179,425)		$200,555,911

Preferred Stocks — 0.4%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,070,832
		$ 1,070,832
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	62,377	$ 1,124,034
		$ 1,124,034
Total Preferred Stocks (identified cost $3,657,450)		$ 2,194,866

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,230,215
		$ 1,230,215
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 707,340
Green Bonds, 2.184%, 9/1/31	650	550,102
Green Bonds, 2.264%, 9/1/32	585	486,123
Green Bonds, 2.344%, 9/1/33	635	519,392
		$ 2,262,957
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,493,172

U.S. Government Agency Mortgage-Backed Securities — 20.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$601	$ 527,098
3.00%, with various maturities to 2046	2,680	2,383,003
3.50%, with various maturities to 2048	2,544	2,341,555
4.00%, with various maturities to 2047	1,997	1,890,787
4.50%, with various maturities to 2044	646	632,511
5.50%, 6/1/41	916	942,118
6.00%, 6/1/53	322	326,351
Federal National Mortgage Association:
2.50%, 3/1/47	723	615,062
3.00%, 7/1/49	755	659,756
3.50%, with various maturities to 2047	3,972	3,659,351
4.00%, with various maturities to 2046	1,343	1,271,084
4.50%, 2/1/44	225	219,235
5.00%, 7/1/41	202	203,118
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,917	2,445,660
3.50%, 12/20/45	886	813,373
5.50%, 6/20/53	2,114	2,133,323
6.00%, with various maturities to 2053	504	510,788
7.00%, 6/20/53	854	890,411

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(9)	$28,527	$ 26,425,362
4.50%, 30-Year, TBA(9)	28,375	27,028,297
5.00%, 30-Year, TBA(9)	47,425	46,302,360
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $125,533,408)		$122,220,603

U.S. Treasury Obligations — 34.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,482,686
1.625%, 11/15/50	6,770	3,825,995
1.875%, 11/15/51	1,318	789,822
2.00%, 11/15/41	8,644	6,067,008
2.00%, 8/15/51	347	215,099
2.25%, 2/15/52	3,332	2,192,612
2.375%, 2/15/42	19,194	14,282,285
2.875%, 5/15/43	9,367	7,446,216
2.875%, 5/15/52	1,099	831,891
3.00%, 8/15/52	4,144	3,220,018
3.625%, 2/15/53	1,874	1,646,397
3.625%, 5/15/53	1,454	1,277,901
3.875%, 2/15/43	2,631	2,432,956
4.00%, 11/15/42	7,600	7,161,219
4.50%, 2/15/44	685	688,960
4.75%, 11/15/43	1,000	1,037,656
4.75%, 11/15/53	550	587,254
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,381,465
0.375%, 12/31/25	28,291	26,244,323
0.375%, 1/31/26	4,956	4,582,945
0.50%, 2/28/26	25,644	23,705,674
0.75%, 4/30/26	4,821	4,454,529
1.125%, 2/29/28	7,680	6,804,450
1.25%, 3/31/28	2,415	2,146,095
1.25%, 4/30/28	7,455	6,610,779
1.375%, 10/31/28	3,816	3,362,254
1.875%, 2/28/27	22,061	20,530,611
2.75%, 4/30/27	18,000	17,145,000
2.875%, 4/30/29	1,630	1,529,427
3.125%, 8/31/27	3,713	3,567,526
3.50%, 1/31/28	2,593	2,517,641
3.75%, 5/31/30	1,408	1,371,425
3.875%, 12/31/27	2,000	1,968,125
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 9/30/29	$2,306	$ 2,265,870
3.875%, 8/15/33	1,774	1,727,294
4.00%, 2/15/34	4,524	4,449,778
4.125%, 9/30/27	1,600	1,587,875
4.125%, 3/31/29(8)	2,949	2,936,444
4.25%, 12/31/25	482	478,084
4.375%, 8/15/26	1,300	1,295,201
4.50%, 11/15/33	5,224	5,341,132
Total U.S. Treasury Obligations (identified cost $220,799,860)		$205,189,922

Short-Term Investments — 6.2%
Affiliated Fund – 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(10)	11,136,833	$ 11,136,833
Total Affiliated Fund (identified cost $11,136,833)		$ 11,136,833

U.S. Treasury Obligations –4.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$8,836	$ 8,778,302
0.00%, 6/13/24	17,465	17,280,469
Total U.S. Treasury Obligations (identified cost $26,062,215)		$ 26,058,771
Total Short-Term Investments (identified cost $37,199,048)		$ 37,195,604
Total Investments — 116.5% (identified cost $734,204,247)		$699,582,210
Other Assets, Less Liabilities — (16.5)%		$(99,262,844)
Net Assets — 100.0%		$600,319,366

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $172,146,162 or 28.7% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	When-issued security.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	464	Long	6/28/24	$ 94,880,751	$ (54,625)
U.S. 5-Year Treasury Note	398	Long	6/28/24	42,592,219	20,663
U.S. 10-Year Treasury Note	68	Long	6/18/24	7,534,187	37,413
U.S. Long Treasury Bond	2	Long	6/18/24	240,875	4,246
U.S. Ultra-Long Treasury Bond	(47)	Short	6/18/24	(6,063,000)	(66,576)
U.S. Ultra 10-Year Treasury Note	(135)	Short	6/18/24	(15,472,265)	(113,060)
					$(171,939)
Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
At March 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $13,953,210, which represents 2.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.717%, 5/15/49	$883,072	$ —	$ —	$ —	$35,292	$918,364	$11,840	$993,200
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	1,871,414	—	—	—	26,599	1,898,013	35,405	1,910,654
Short-Term Investments
Liquidity Fund, Institutional Class(1)	16,240,414	78,389,457	(83,493,038)	—	—	11,136,833	137,811	11,136,833
Total				$ —	$61,891	$13,953,210	$185,056
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 64,005,999	$ —	$ 64,005,999
Collateralized Mortgage Obligations	—	9,392,391	—	9,392,391
Commercial Mortgage-Backed Securities	—	55,333,742	—	55,333,742
Corporate Bonds	—	200,555,911	—	200,555,911
Preferred Stocks	2,194,866	—	—	2,194,866
Taxable Municipal Obligations	—	3,493,172	—	3,493,172
U.S. Government Agency Mortgage-Backed Securities	—	122,220,603	—	122,220,603
U.S. Treasury Obligations	—	205,189,922	—	205,189,922
Short-Term Investments:
Affiliated Fund	11,136,833	—	—	11,136,833
U.S. Treasury Obligations	—	26,058,771	—	26,058,771
Total Investments	$13,331,699	$686,250,511	$ —	$699,582,210

Core Bond Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 62,322	$ —	$ —	$ 62,322
Total	$13,394,021	$686,250,511	$ —	$699,644,532
Liability Description
Futures Contracts	$ (234,261)	$ —	$ —	$ (234,261)
Total	$ (234,261)	$ —	$ —	$ (234,261)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.